Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans	12 Months Ended
Dec. 31, 2021 $ / shares shares
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Options outstanding (in Shares) | shares	1,835,385
Weighted Average remaining contractual Term	3 years 9 months 7 days
Weighted average exercise price	$ 22.27
Options Exercisable (in Shares) | shares	734,696
Weighted Average Exercise price of Options Exercisable	$ 12.95
Exercise Price Range 1.12 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price	$ 7.94
Options outstanding (in Shares) | shares	3,750
Weighted Average remaining contractual Term	2 years 4 months 6 days
Weighted average exercise price	$ 7.94
Exercise Price Range 8.31-10.07 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	8.7
Ranges of exercise price, upper limit	$ 10.72
Options outstanding (in Shares) | shares	597,969
Weighted Average remaining contractual Term	1 year 9 months 25 days
Weighted average exercise price	$ 10.64
Options Exercisable (in Shares) | shares	564,969
Weighted Average Exercise price of Options Exercisable	$ 10.66
Exercise Price Range 11.07-11.09 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	11.48
Ranges of exercise price, upper limit	$ 15.09
Options outstanding (in Shares) | shares	109,166
Weighted Average remaining contractual Term	2 years 3 months 10 days
Weighted average exercise price	$ 12.51
Options Exercisable (in Shares) | shares	67,500
Weighted Average Exercise price of Options Exercisable	$ 12.17
Exercise Price Range 11.85-15.46 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	23.92
Ranges of exercise price, upper limit	$ 28.49
Options outstanding (in Shares) | shares	297,500
Weighted Average remaining contractual Term	4 years 6 months 21 days
Weighted average exercise price	$ 25.97
Options Exercisable (in Shares) | shares	82,500
Weighted Average Exercise price of Options Exercisable	$ 24.77
Exercise Price Range 24.29-25.4 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price, lower limit	29.81
Ranges of exercise price, upper limit	$ 32.27
Options outstanding (in Shares) | shares	730,000
Weighted Average remaining contractual Term	4 years 11 months 23 days
Weighted average exercise price	$ 30.17
Options Exercisable (in Shares) | shares	20,000
Weighted Average Exercise price of Options Exercisable	$ 31.59
Exercise Price Range 31.96 [Member]
Employee Option Plans (Details) - Schedule of Sapiens’ stock option plans [Line Items]
Ranges of exercise price	$ 34.96
Options outstanding (in Shares) | shares	97,000
Weighted Average remaining contractual Term	5 years 11 months 1 day
Weighted average exercise price	$ 34.69
Options Exercisable (in Shares) | shares
Weighted Average Exercise price of Options Exercisable